VIA EDGAR

April 9, 2008

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

RE:	Old Mutual Funds I

1933 Act File No. 333-116057

1940 Act File No. 811-21587

CIK No. 0001292278

Rule 497(j) certification

Ladies and Gentlemen:

On behalf of Old Mutual Funds I (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), I hereby certify that the Initial and Service Class Prospectuses for the Old Mutual VA Asset Allocation Growth Portfolio, the Initial and Service Class Prospectuses and the Statement of Additional Information for the Old Mutual Analytic VA Defensive Equity Portfolio and Old Mutual Analytic VA Global Defensive Equity Portfolio, and the Statement of Additional Information for the Old Mutual VA Asset Allocation Conservative Portfolio, Old Mutual VA Asset Allocation Balanced Portfolio, Old Mutual VA Asset Allocation Moderate Growth Portfolio and Old Mutual VA Asset Allocation Growth Portfolio that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from the respective Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 33 to the Registrant’s Registration Statement on Form N-1A filed on April 4, 2008 (the “Amendment”), for an effective date of April 7, 2008, and the text of the Amendment was filed electronically with the Securities and Exchange Commission.

If you have any questions or comments, please contact me at 720-200-7736.

Sincerely,

/s/ Rhonda A. Mills

Rhonda A. Mills

Associate Counsel

Old Mutual Capital, Inc.